DERIVATIVES AND HEDGING (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative Asset, Notional Amount	$ 21,984		$ 25,772
Gain (Loss) on Hedging Activity	41	$ (156)
Forward Contracts [Member]
Derivative Asset, Notional Amount	18,894
Options Held [Member]
Derivative Asset, Notional Amount	$ 3,250